Simplify Volt Fintech Disruption ETF
Schedule of Investments
March 31, 2021 (Unaudited)
1
Shares Value
Common Stocks – 51 .9%
Communications – 11 .2%
MercadoLibre, Inc. * ............................................................ 63 $ 92,745
Pinduoduo, Inc. , ADR * ......................................................... 450 60,246
Shopify, Inc. , Class A * .......................................................... 92 101,798
254,789
Consumer, Non-cyclical – 26 .0%
PayPal Holdings, Inc. * .......................................................... 468 113,649
Square, Inc. , Class A * .......................................................... 2,094 475,443
589,092
Financial – 14 .7%
Lemonade, Inc. * .............................................................. 3,574 332,846
Total Common Stocks (Cost $ 1,346,451 ) ......................................................... 1,176,727
Exchange-Traded Funds – 36 .6%
Invesco QQQ Trust Series 1(a)
(Cost $ 818,457 ) ............................................................. 2,604 831,015
Number of
Contracts Notional Amount
Purchased Options – 7.0%
Calls – Exchange-Traded – 5.0%
Lemonade, Inc. , June Strike Price $ 190 , Expires 6/18/21 ................ 79 $ 1,501,000 4,542
Lemonade, Inc. , September Strike Price $ 260 , Expires 9/17/21 ........... 29 754,000 2,828
Lemonade, Inc. , January Strike Price $ 190 , Expires 1/21/22 ............. 7 133,000 4,900
Lemonade, Inc. , January Strike Price $ 190 , Expires 1/20/23 ............. 11 209,000 20,185
Square, Inc. , June Strike Price $ 350 , Expires 6/18/21 ................... 42 1,470,000 6,153
Square, Inc. , September Strike Price $ 390 , Expires 9/17/21 .............. 27 1,053,000 7,628
Square, Inc. , January Strike Price $ 350 , Expires 1/21/22 ................ 18 630,000 17,685
Square, Inc. , January Strike Price $ 350 , Expires 1/20/23 ................ 20 700,000 49,450
113,371
Puts – Exchange-Traded – 2.0%
Invesco QQQ Trust Series 1 , June Strike Price $ 100 , Expires 6/17/22 ...... 201 2,010,000 10,251
NASDAQ 100 Index , June Strike Price $ 5,000 , Expires 6/18/21 ........... 8 4,000,000 1,640
NASDAQ 100 Index , June Strike Price $ 5,500 , Expires 6/18/21 ........... 7 3,850,000 2,695
NASDAQ 100 Index , September Strike Price $ 7,000 , Expires 9/17/21 ...... 2 1,400,000 6,000
NASDAQ 100 Index , December Strike Price $ 4,000 , Expires 12/17/21 ..... 7 2,800,000 8,435
NASDAQ 100 Index , March Strike Price $ 7,000 , Expires 3/18/22 .......... 2 1,400,000 16,436
45,457
Total Purchased Options (Cost $ 577,350 ) .......................................................... 158,828
Shares
Money Market Funds – 4.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares,
0.02%(b)
(Cost $ 102,042 ) ............................................................. 102,042 102,042
Total Investments – 100.0%
(Cost $ 2,844,300 ) ........................................................................... $ 2,268,612
Liabilities in Excess of Other Assets – (0.0) % † ...................................................... (1,016)
Net Assets – 100.0% .......................................................................... $ 2,267,596

Simplify Volt Fintech Disruption ETF
Schedule of Investments
(Continued)
March 31, 2021 (Unaudited)
2
* Non Income Producing
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.invesco.com.
(b) Rate shown reflects the 7-day yield as of March 31, 2021.
Summary of Schedule of Investments
Industry
% of Net
Assets
Common Stocks ................................................................................. 51 .9%
Exchange-Traded Funds ........................................................................... 36 .6%
Purchased Options ............................................................................... 7 .0%
Money Market Funds ............................................................................. 4 .5%
Total Investments ................................................................................ 100 .0%
Liabilities in Excess of Other Assets .................................................................. (0.0) % †
Net Assets ..................................................................................... 100 .0%